CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2015	2014
Assets:	(In Thousands)
Cash and cash equivalents	$3,546	$12,930
Available for sale securities	5,009	2,992
Investment in Savings Institute Bank and Trust Company	149,058	144,588
ESOP note receivable	4,176	4,671
Taxes receivable	325	446
Other assets	755	765
Total assets	$162,869	$166,392

Liabilities and Shareholders' Equity:
Liabilities	$8,539	$8,653
Shareholders' equity	154,330	157,739
Total liabilities and shareholders' equity	$162,869	$166,392

Condensed Statements of Operations	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Dividend from subsidiary	$475	$—	$24,400
Interest and dividends on investments	60	57	123
Other income	230	315	276
Total income	765	372	24,799

Operating expenses	795	781	2,152
Income (loss) before income taxes and equity in undistributed net income	(30)	(409)	22,647
Income tax benefit	(117)	(173)	(418)
Income (loss) before equity in undistributed net income (loss) of subsidiary	87	(236)	23,065
Equity in undistributed net income (loss) of subsidiary	4,261	4,647	(23,920)
Net income (loss)	$4,348	$4,411	$(855)

Condensed Statements of Cash Flows	Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities:	(In Thousands)
Net income (loss)	$4,348	$4,411	$(855)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed income (loss) of subsidiary	(4,261)	(4,647)	23,920
Excess tax benefit from share-based payment arrangements	(15)	(4)	(9)
Deferred income taxes	295	1,364	(1,050)
Other, net	132	3,323	211
Cash provided by operating activities	499	4,447	22,217

Cash flows from investing activities:
Purchase of available for sale securities	(3,014)	(1,973)	—
Proceeds from maturities of available for sale securities	1,000	3,015	3,165
Proceeds from sale of available for sale securities	—	1,028	—
Net cash paid for Newport acquisition	—	—	(28,272)
Payments received on ESOP note receivable	495	475	455
Investment in subsidiary	550	1,104	655
Cash provided by (used in) investing activities	(969)	3,649	(23,997)

Cash flows from financing activities:
Stock options exercised	3,278	557	94
Common shares repurchased	(10,293)	(841)	(98)
Cash dividends on common stock	(1,914)	(1,475)	(1,227)
Excess tax benefit from share-based payment arrangements	15	4	9
Cash used in financing activities	(8,914)	(1,755)	(1,222)

Net change in cash and cash equivalents	(9,384)	6,341	(3,002)
Cash and cash equivalents at beginning of year	12,930	6,589	9,591
Cash and cash equivalents at end of year	$3,546	$12,930	$6,589